Short Term Bank Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Short Term Bank Loans [Abstract]
Schedule of short term bank loans
	2018	2017
Loan due to China Guangfa Bank, 6.525% interest rate per annum, due on December 14, 2018	$3,632,279	$3,533,140

	December 31	December 31
	2017	2016
Loan due to China Guangfa Bank, 7.6% interest rate per annum, due on December 20, 2017	$-	$3,456,370
Loan due to China Guangfa Bank, 6.525% interest rate per annum, due on December 14, 2018	$3,533,140	$-